Related Party Transactions (Details) - Schedule of short term loans from related parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) - Schedule of short term loans from related parties [Line Items]
Short-term loans from related parties	$ 266,451	$ 285,878
Rongfeng Cui [Member]
Related Party Transactions (Details) - Schedule of short term loans from related parties [Line Items]
Short-term loans from related parties	$ 266,451	$ 285,878